UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1%
Alabama - 3.4%
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.75	10/1/46	4,000,000	[a]	3,438,680
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/46	2,500,000		3,030,600
					6,469,280
Arizona - 2.9%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,553,715
Pinal County Electrical District Number 4,
Electric System Revenue Bonds
(Prerefunded)	6.00	12/1/18	1,300,000	[c]	1,324,128
Salt Verde Financial Corporation,
Senior Gas Revenue Bonds	5.00	12/1/37	2,190,000		2,663,828
					5,541,671
California - 21.8%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,074,030
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,340,838
California,
GO (Various Purpose)	6.50	4/1/33	1,375,000		1,425,669
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,643,875
California,
GO (Various Purpose) (Prerefunded)	6.50	4/1/19	1,625,000	[c]	1,687,481
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue Bonds	6.00	7/1/35	2,250,000		2,250,000
Santa Ana Community Redevelopment
Agency,
Tax Allocation Revenue Bonds (Merged
Project Area)	6.75	9/1/28	3,000,000		3,365,730
Tender Option Bond Trust Receipts
(Series 2016-XM0371), 5/15/29,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	5.25	11/21/19	10,000,000	[b,d]	10,663,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
California - 21.8% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0387), 5/15/38,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	4,000,000	[b,d]	4,398,190
Tender Option Bond Trust Receipts
(Series 2016-XM0390), 5/15/36,
(The Regents of the University of
California, General Revenue Bonds)
Non-recourse	5.00	5/15/21	3,750,000	[b,d]	4,220,127
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.00	6/1/37	3,500,000		3,508,785
Tuolumne Wind Project Authority,
Revenue Bonds (Tuolumne Company
Project) (Prerefunded)	5.88	1/1/19	1,400,000	[c]	1,431,458
					41,010,058
Colorado - 8.5%
Colorado Bridge Enterprise,
Revenue Bonds (Central 70 Project)	4.00	6/30/51	2,500,000		2,477,350
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue Bonds
(American Academy Project)
(Prerefunded)	8.00	12/1/18	800,000	[c]	837,184
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes Senior Revenue
Bonds	5.00	12/31/51	1,500,000		1,624,260
E-470 Public Highway Authority,
Senior Revenue Bonds	5.25	9/1/25	1,000,000		1,067,280
E-470 Public Highway Authority,
Senior Revenue Bonds	5.38	9/1/26	1,000,000		1,067,060
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	5.00	3/1/20	2,550,000	[b,d]	2,820,694
Tender Option Bond Trust Receipts
(Series 2016-XM0433), 11/15/43,
(Colorado Springs, Utilities System
Improvement Revenue Bonds)
Recourse	5.00	9/25/22	3,997,093	[b,d]	4,465,783
University of Colorado Regents,
University Enterprise Revenue Bonds
(Prerefunded)	5.38	6/1/19	1,500,000	[c]	1,551,540
					15,911,151

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Connecticut - 1.5%
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/45	2,500,000		2,806,675
District of Columbia - 4.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	5.00	12/20/21	6,997,490	[b,d]	7,713,432
Florida - 6.9%
Davie,
Educational Facilities Revenue Bonds
(Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,103,590
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	6.25	10/1/20	3,980,000		4,200,890
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		1,003,570
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds
(Prerefunded)	7.25	10/1/21	2,500,000	[c]	2,906,800
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)
(Prerefunded)	5.88	8/1/20	2,500,000	[c]	2,708,400
South Lake County Hospital District,
Revenue Bonds (South Lake Hospital,
Inc.)	6.25	4/1/39	1,000,000		1,026,840
					12,950,090
Georgia - 3.7%
Atlanta,
Water and Wastewater Revenue Bonds
(Prerefunded)	6.00	11/1/19	3,000,000	[c]	3,174,300
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.25	7/1/40	1,500,000		1,718,640
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/45	1,000,000		1,005,880
Gainesville and Hall County Development
Authority,
Educational Facilities Revenue Bonds
(Riverside Military Academy)	5.00	3/1/37	1,000,000		1,059,020
					6,957,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Hawaii - 1.3%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,400,000		2,503,872
Illinois - 16.1%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	2,000,000		2,256,500
Chicago,
Second Lien Wastewater Transmission
Revenue Bonds	5.00	1/1/39	1,100,000		1,179,915
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/28	1,000,000		1,102,930
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue Bonds	5.00	4/1/46	1,725,000		1,856,411
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien)	5.63	1/1/35	270,000		291,848
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien) (Prerefunded)	5.63	1/1/21	730,000	[c]	796,875
Illinois,
GO	5.00	11/1/27	1,150,000		1,227,660
Illinois,
GO	5.00	12/1/39	1,150,000		1,202,659
Illinois Finance Authority,
Revenue Bonds, Refunding (Rosalind
Franklin University of Medicine &
Science)	5.00	8/1/47	1,350,000		1,467,950
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,062,875
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	1,500,000		1,577,775
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/53	2,500,000		2,608,875
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds
(Prerefunded)	6.00	6/1/21	2,000,000	[c]	2,233,540

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Illinois - 16.1% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0378), 12/1/32,
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	2/15/21	2,500,000	[b,d]	2,685,581
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/40	7,000,000	[b,d]	7,726,355
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds	5.13	4/1/36	1,000,000		1,053,920
					30,331,669
Iowa - .6%
Iowa Student Loan Liquidity Corporation,
Student Loan Revenue Bonds	5.75	12/1/28	1,090,000		1,133,066
Kentucky - .6%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding (Louisville
Arena Project) (Insured; Assured
Guaranty Municipal Corporation)	5.00	12/1/45	1,000,000		1,108,360
Louisiana - 4.8%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	1,000,000		988,500
Louisiana Public Facilities Authority,
Revenue Bonds (CHRISTUS Health
Obligated Group)	6.13	7/1/29	1,000,000		1,045,890
Tender Option Bond Trust Receipts
(Series 2018-XF2584), 7/1/47,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health System
Project)) Recourse	5.00	7/1/25	6,320,000	[b,d]	6,957,451
					8,991,841
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General Medical
Center Issue)	7.50	7/1/32	1,250,000		1,392,475
Maryland - 3.4%
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,573,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Maryland - 3.4% (continued)
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (Adventist HealthCare
Issue)	5.50	1/1/46	1,500,000		1,681,335
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/42,
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,215,805
					6,470,890
Massachusetts - 5.1%
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding	7.25	1/1/32	600,000		674,088
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue) (Prerefunded)	7.25	1/1/21	900,000	[c]	1,016,766
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds (Issue
K)	5.25	7/1/29	1,660,000		1,774,440
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/30	705,000		731,938
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue) (Prerefunded)	6.25	7/1/19	1,295,000	[c]	1,355,360
Tender Option Bond Trust Receipts
(Series 2016-XM0386), 5/1/43,
(University of Massachusetts Building
Authority, Project and Refunding
Revenue Bonds) Non-recourse	5.00	5/1/21	3,695,009	[b,d]	4,081,048
					9,633,640
Michigan - 4.6%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/31	1,500,000		1,587,945
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/36	3,000,000		3,171,480
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		545,320

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Michigan - 4.6% (continued)
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,300,000		1,283,542
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	2,000,000	[c]	2,021,100
					8,609,387
Minnesota - .8%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue Bonds
(HealthEast Care System Project)
(Prerefunded)	5.00	11/15/25	1,200,000	[c]	1,410,372
Mississippi - 2.3%
Mississippi Business Finance
Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	2,200,000		2,204,532
Warren County,
Gulf Opportunity Zone Revenue Bonds
(International Paper Company Project)	5.38	12/1/35	2,000,000		2,208,920
					4,413,452
Missouri - 1.2%
Missouri Health and Educational Facilities
Authority,
Revenue Bonds (Lutheran Senior
Services Projects)	5.00	2/1/46	2,000,000		2,162,160
Nebraska - .6%
Douglas County Hospital Authority,
Revenue Bonds (Children's Hospital
Obligation Group)	5.00	11/15/36	1,000,000		1,133,010
Nevada - .7%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 B	4.13	6/1/58	1,250,000		1,269,563
New Jersey - 6.7%
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/27	1,000,000		1,104,520
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.25	6/15/40	1,250,000		1,344,750
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey - American Water Company, Inc.
Project)	5.70	10/1/39	2,000,000		2,076,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
New Jersey - 6.7% (continued)
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/46	5,500,000		5,922,840
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue
Bonds	5.25	6/15/33	1,000,000		1,087,820
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds	5.00	1/1/48	1,000,000		1,088,240
					12,624,270
New Mexico - 1.7%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,197,250
New York - 13.0%
New York City Educational Construction
Fund,
Revenue Bonds	6.50	4/1/28	1,500,000		1,676,340
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,435,000		1,484,938
New York Convention Center
Development Corporation,
Senior Lien Revenue Bonds (Hotel Unit
Fee Secured)	0.00	11/15/47	5,600,000	[e]	1,745,128
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/46	1,500,000		1,619,880
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	1,500,000		1,644,240
Tender Option Bond Trust Receipts
(Series 2016-XM0436), 6/15/44,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue Bonds) Recourse	5.00	4/9/20	7,400,000	[b,d]	8,020,952
Tender Option Bond Trust Receipts
(Series 2016-XM0439), 5/1/30,
(New York City Transitional Finance
Authority, Future Tax Secured Revenue
Bonds) Recourse	5.00	5/1/30	7,996,797	[b,d]	8,225,213
					24,416,691

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
North Carolina - 3.4%
North Carolina Medical Care Commission
Retirement Facilities,
Revenue Bonds, Refunding (United
Methodist Retirement Homes)	5.00	10/1/47	1,000,000		1,089,170
Tender Option Bond Trust Receipts
(Series 2016-XM0444), 6/1/42,
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue Bonds (Duke University
Health System)) Recourse	5.00	6/1/42	5,000,000	[b,d]	5,303,130
					6,392,300
Ohio - 1.8%
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	1,050,000	[c]	1,137,644
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	450,000	[c]	488,102
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/57	1,000,000		1,047,710
Ohio Air Quality Development Authority,
Air Quality Revenue Bonds (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	600,000		616,032
					3,289,488
Pennsylvania - 6.0%
Clairton Municipal Authority,
Sewer Revenue Bonds	5.00	12/1/42	1,000,000		1,065,840
Montgomery County Industrial
Development Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	1,000,000		1,110,240
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Series 2018 B	5.25	12/1/48	1,000,000		1,162,940
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/46	1,000,000		1,110,870
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	1,750,000	[c]	1,921,885
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,128,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Pennsylvania - 6.0% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0594), 11/1/50,
(Berks County Industrial Development
Authority, Health System Revenue
Bonds, Refunding (Tower Health
Project)) Recourse	5.00	11/1/25	2,460,000	[b,d]	2,715,717
					11,215,747
Rhode Island - 1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	2,000,000		2,135,840
South Carolina - 5.4%
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Bonds Obligations
(Santee Cooper)) Non-recourse	5.13	6/1/37	4,800,000	[b,d]	5,113,024
Tobacco Settlement Revenue
Management Authority of South
Carolina,
Tobacco Settlement Asset-Backed
Bonds (Escrowed to Maturity)
(Prerefunded)	6.38	5/15/30	3,750,000		4,971,225
					10,084,249
Tennessee - 1.2%
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue Bonds) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,217,865
Texas - 11.8%
Clifton Higher Education Finance
Corporation,
Revenue Bonds (Uplift Education)	4.25	12/1/34	1,000,000		1,017,380
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	820,840
Houston,
Airport System Subordinate Lien
Revenue Bonds	5.00	7/1/25	1,300,000		1,397,877
La Vernia Higher Education Finance
Corporation,
Education Revenue Bonds (Knowledge
is Power Program, Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[c]	2,363,738
North Texas Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	5.13	12/1/42	2,000,000		2,107,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 154.1% (continued)
Texas - 11.8% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas Systems
Junior Lien Revenue Bonds) Non-
recourse	5.00	2/1/21	6,300,000	[b,d]	6,865,456
Tender Option Bond Trust Receipts
(Series 2016-XM0443), 5/15/39,
(Texas A&M University System Board
of Regents, Financing System Revenue
Bonds) Recourse	5.00	5/15/39	5,002,755	[b,d]	5,301,575
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/50	1,200,000		1,295,580
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,077,620
					22,247,366
Virginia - 1.2%
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/56	2,000,000		2,184,540
Washington - 2.5%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue Bonds)
Recourse	5.00	6/1/20	3,000,000	[b,d]	3,219,202
Washington Health Care Facilities
Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.38	10/1/36	1,500,000		1,515,390
					4,734,592
Wisconsin - .6%
Public Finance Authority,
Revenue Bonds (Denver International
Airport Great Hall Project)	5.00	9/30/37	1,000,000		1,110,840
U.S. Related - 2.1%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	1,500,000	[c]	1,585,410
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,250,000		1,322,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 154.1% (continued)
U.S. Related - 2.1% (continued)
Puerto Rico Highway and Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/34	1,000,000	1,116,460
				4,024,308
Total Long-Term Municipal Investments
(cost $272,845,579)				289,799,300

Short-Term Municipal Investments - .1%
Massachusetts - .1%
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Baystate Medical
Center Issue) (LOC; JPMorgan Chase
Bank)
(cost $100,000)	1.46	7/1/18	100,000 [f]	100,000
Total Investments (cost $272,945,579)			154.2%	289,899,300
Liabilities, Less Cash and Receivables			(38.1%)	(71,642,722)
Preferred Stock, at redemption value			(16.1%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	188,031,578

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at
$108,612,445 or 57.76% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Collateral for floating rate borrowings.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	289,899,300	-	289,899,300
Liabilities ($)
Floating Rate Notes††	-	(74,579,144)	-	(74,579,144)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2018, accumulated net unrealized appreciation on investments was $16,953,721, consisting of $17,238,156 gross unrealized appreciation and $284,435 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)